INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,915,633
Ending Balance	2,997,603	$ 2,915,633
Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Impairment loss recognized in the Statement of Income	2,017	7,688
Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Reversal of impairment losses		5,032
Associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	2,300,450	2,138,156
Equity method - Gain	230,704	265,885
OCI (Equity method)	(2,960)	5,364
OCI (Translation adjustment)	(5,674)	4,466
Purchase / capitalizations	38,753	136,362
Sells or refund of contributions	(6,428)	(229,430)
Impairment loss	(2,017)	(2,656)
Dividends	(28,249)	(28,005)
Others	1,494	10,308
Ending Balance	2,526,073	2,300,450
Associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	1,530,459	1,355,688
Equity method - Gain	128,028	189,132
Purchase / capitalizations	3,192
Sells or refund of contributions		(14,361)
Ending Balance	1,661,679	1,530,459
Associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	533,584	630,821
Equity method - Gain	62,442	46,812
OCI (Equity method)	(1,921)	3,137
Purchase / capitalizations		61,728
Sells or refund of contributions		(208,914)
Ending Balance	594,105	533,584
Associates | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	236,407	151,647
Equity method - Gain	40,234	29,941
OCI (Equity method)	(1,039)	2,227
OCI (Translation adjustment)	(5,674)	4,466
Purchase / capitalizations	35,561	74,634
Sells or refund of contributions	(6,428)	(6,155)
Impairment loss	(2,017)	(2,656)
Dividends	(28,249)	(28,005)
Others	1,494	10,308
Ending Balance	270,289	236,407
Associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	11,211
Ending Balance	5,864	11,211
Recoverable amount	$ 5,750	8,735
Discount rate	21.50%
Impairment loss recognized in the Statement of Income	$ 2,017	7,688
Associates | Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	6,455
Ending Balance	$ 6,093	6,455
Recoverable amount		10,359
Reversal of impairment losses		$ 5,032